Restructuring - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0	$ 18,089,000	$ 0	$ 18,089,000
Impairment of right-of-use assets	0		0	$ 5,411,000	$ 5,400,000
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	4,400,000		4,400,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	2,600,000		2,600,000
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0		0		18,089,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					11,391,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					6,698,000
Resource rationalization, 2020 | Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring Charges					$ 1,300,000
Resource rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 0			$ 12,490,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						9,684,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring Charges						$ 2,806,000